NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
NATURE OF OPERATIONS

NATURE OF OPERATIONS

REPRO MED SYSTEMS, INC. (the “Company”, “RMS”) designs, manufactures and markets proprietary portable and innovative medical devices primarily for the ambulatory infusion market as governed by the United States Food and Drug Administration (the “FDA”) quality and regulatory system and international standards for quality system management.  The Company operates as one segment.

CASH AND CASH EQUIVALENTS

CASH AND CASH EQUIVALENTS

For purposes of the statement of cash flows, the Company considers all short-term investments with an original maturity of three months or less to be cash equivalents.   The Company holds cash in excess of $250,000 at its depository, which exceeds the FDIC insurance limits and is, therefore, uninsured.

CERTIFICATES OF DEPOSIT	CERTIFICATES OF DEPOSIT The certificate of deposit is recorded at cost plus accrued interest. The certificate of deposit earns interest at a rate of 1.73% and matures in May 2019.
INVENTORY

INVENTORY

Inventories of raw materials are stated at the lower of standard cost, which approximates average cost, or market value including allocable overhead. Work-in-process and finished goods are stated at the lower of standard cost or market value and include direct labor and allocable overhead.

PATENTS	PATENTS Costs incurred in obtaining patents have been capitalized and are being amortized over the legal life of the patents.
INCOME TAXES

INCOME TAXES

Deferred income taxes are provided using the liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences.

The Company believes that it has no uncertain tax positions requiring disclosure or adjustment.  Generally, tax years starting with 2016 are subject to examination by income tax authorities.

PROPERTY, EQUIPMENT, AND DEPRECIATION	PROPERTY, EQUIPMENT, AND DEPRECIATION Property and equipment is stated at cost and is depreciated using the straight-line method over the estimated useful lives of the respective assets.
STOCK-BASED COMPENSATION

STOCK-BASED COMPENSATION

The Company maintains various long-term incentive stock benefit plans under which it grants stock options and stock to certain executives, key employees and consultants.  The fair value of each option grant is estimated on the date of the grant using the Black-Scholes option-pricing model. All options are charged against income at their fair value.  The entire compensation expense of the award is recognized over the vesting period. Shares of stock granted are recorded at the fair value of the shares at the grant date.

NET INCOME PER COMMON SHARE

NET INCOME PER COMMON SHARE

Basic earnings per share are computed on the weighted average of common shares outstanding during each year. Diluted earnings per share include only an increase in the weighted average shares by the common shares issuable upon exercise of employee, director and consultant stock options (See Note 6).

	Fiscal Year Ended
	Twelve Months December 31, 2018	Ten Months December 31, 2017

Net income	$910,570	$904,957

Weighted Average Outstanding Shares:
Outstanding shares	38,128,260	37,897,632
Option shares includable	793,362	547,850
	38,921,622	38,445,482

Net income per share
Basic	$0.02	$0.02
Diluted	$0.02	$0.02

USE OF ESTIMATES IN THE FINANCIAL STATEMENTS

USE OF ESTIMATES IN THE FINANCIAL STATEMENTS

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. Important estimates include but are not limited to, asset lives, valuation allowances, inventory, and accruals.

REVENUE RECOGNITION

REVENUE RECOGNITION

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09—Revenue from Contracts with Customers, which provides a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers.  We adopted this ASU effective January 1, 2018 on a full retrospective basis.  Adoption of this standard did not result in significant changes to our accounting policies, business processes, systems or controls, or have a material impact on our financial position, results of operations and cash flows or related disclosures.  As such, prior period financial statements were not recast.

The Company’s revenues result from the sale of assembled products.  We recognize revenues when shipment occurs and at which point the customer obtains control and ownership of the goods.  Shipping costs generally are billed to customers and are included in sales.

The Company generally does not accept return of goods shipped unless it is a Company error.  The only credits provided to customers are for defective merchandise.  The Company warrants the syringe driver from defects in materials and workmanship under normal use and the warranty does not include a performance obligation.  The costs under the warranty are expensed as incurred.

Provisions for distributor pricing and annual customer volume rebates are variable consideration and are recorded as a reduction of revenue in the same period the related sales are recorded or when it’s probable the annual growth target will be achieved.  Rebates are provided to distributors for the difference in selling price to distributor and pricing specified to select customers.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2016, the FASB issued ASU No. 2016-13—Financial Instruments – Credit Losses (Topic 326); Measurement of Credit Losses on Financial Instruments, which amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities.  For assets held at amortized cost basis, Topic 326 eliminates the probable initial recognition threshold in current GAAP and, instead, requires an entity to reflect its current estimate of all expected credit losses. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected.  For available for sale debt securities, credit losses should be measured in a manner similar to current GAAP, however Topic 326 will require that credit losses be presented as an allowance rather than as a write-down.  This ASU affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash.  The amendments in this update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years.  The Company is assessing the impact of the adoption of this ASU on its financial statements, disclosure requirements and methods of adoption.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842).  The main difference between the current requirement under GAAP and this ASU is the recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases.  This ASU requires that a lessee recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term (other than leases that meet the definition of a short-term lease).  The liability will be equal to the present value of lease payments.  The asset will be based on the liability, subject to adjustment, such as for initial direct costs.  For income statement purposes, the FASB retained a dual model, requiring leases to be classified as either operating or finance.  Operating leases will result in straight-line expense (similar to current operating leases) while finance leases will result in a front-loaded expense pattern (similar to current capital leases).  Classification will be based on criteria that are largely similar to those applied in current lease accounting.  For lessors, the guidance modifies the classification criteria and the accounting for sales-type and direct financing leases.  This is effective for annual and interim periods beginning after December 15, 2018 and early adoption is permitted.  This ASU must be adopted using a modified retrospective transition, and provides for certain practical expedients.  Transition will require application of the new guidance at the beginning of the earliest comparative period presented.  We believe the adoption of this ASU may have a material impact on our assets and liabilities, but not a material impact on the results of operations on our financial statements, disclosure requirements and methods of adoption.  In July 2018, the FASB issued ASU No. 2018-10 Codification Improvements to Topic 842, Leases.  The amendments in this ASU affect narrow aspects of the guidance issued in the amendments in ASU 2016-02. The amendments in this ASU related to transition do not include amendments from proposed ASU, Leases (Topic 842): Targeted Improvements, specific to a new and optional transition method to adopt the new lease requirements in ASU 2016-02. That additional transition method will be issued as part of a forthcoming and separate ASU that will result in additional amendments to transition paragraphs included in this ASU to conform with the additional transition method. The amendments in this ASU affect the amendments in ASU 2016-02, which are not yet effective, but for which early adoption upon issuance is permitted. For entities that early adopted Topic 842, the amendments are effective upon issuance of this ASU, and the transition requirements are the same as those in Topic 842.  For entities that have not adopted Topic 842, the effective date and transition requirements will be the same as the effective date and transition requirements in Topic 842.  In July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842): Targeted Improvements.  The amendments in this ASU affect narrow aspects of the guidance issued in the amendments in ASU 2016-02. The amendments in this ASU related to transition do not include amendments from proposed ASU, Leases (Topic 842): Targeted Improvements, specific to a new and optional transition method to adopt the new lease requirements in ASU 2016-02. That additional transition method will be issued as part of a forthcoming and separate ASU that will result in additional amendments to transition paragraphs included in this ASU to conform with the additional transition method.

In August 2018, the FASB issued ASU No. 2018-13 Fair Value Measurement (Topic 820):  Disclosure Framework – Changes to the Disclosure for Fair Value Measurement.  The amendments in this ASU modify the disclosure requirements on fair value measurements in Topic 820 based on the concepts in the Concepts Statement, including the consideration of costs and benefits. The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted upon issuance of this ASU. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this ASU and delay adoption of the additional disclosures until their effective date.  The Company is assessing the impact of the adoption of the ASU on its financial statements, disclosure requirements and methods of adoption.

In August 2018, the FASB issued ASU No. 2018-15 Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40):  Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract.  The amendments in this ASU align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). The accounting for the service element of a hosting arrangement that is a service contract is not affected by the amendments in this ASU.  The amendments in this ASU are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption of the amendments in this ASU is permitted, including adoption in any interim period, for all entities.  The amendments in this ASU should be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption.  The Company is assessing the impact of the adoption of the ASU on its financial statements, disclosure requirements and methods of adoption.

The Company considers the applicability and impact of all recently issued accounting pronouncements. Recent accounting pronouncements not specifically identified in our disclosures are either not applicable to the Company or are not expected to have a material effect on our financial condition or results of operations.

FAIR VALUE OF FINANCIAL INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts reported in the balance sheet for cash, trade receivables, accounts payable and accrued expenses approximate fair value based on the short-term maturity of these instruments.

ACCOUNTING FOR LONG-LIVED ASSETS

ACCOUNTING FOR LONG-LIVED ASSETS

The Company reviews its long-lived assets for impairment at least annually or whenever the circumstances and situations change such that there is an indication that the carrying amounts may not be recoverable. As of December 31, 2018, the Company does not believe that any of its assets are impaired.